Stock-Based Compensation Plans - Summary of Stock Based Compensation Expense by Function (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 6,522	$ 1,817	$ 5,100
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	6,298	1,757	5,021
Advertising and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 224	$ 60	$ 75